Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 415,967	€ 828,804
Revocable commitments not included		45,100
Traded bonds included in "Trading assets"	€ 85,200	€ 87,264
thereof:
Investment-Grade in % (more than)	79.00%	82.00%
Investment grade of debt securities included in "Financial assets available for sale" in % (more than)		98.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 9,100
Stage 3 and stage 3 POCI loans at fair value through OCI	1
Stage 3 and stage 3 POCI off-balance sheet exposure	599
Stage 3 and stage 3 POCI debt securities at amortized cost	73
Stage 3 and stage 3 POCI debt securities at fair value through OCI	2
Stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost	0
Stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI	0
Impaired loans included in "Loans"		€ 6,200
(Revocable*2018 and) irrevocable lending commitments related to consumer credit exposure		€ 10,100
Real estate other than commercial	63,400
Transport, storage and communication, Credit exposure	28,200
Other community and personal social services	14,100
Electricity, gas and water supply, Credit exposure	12,800
Construction, Credit exposure	11,700
Mining and quarrying, Credit exposure	€ 10,000